SHARE CAPITAL (Schedule of Assumptions Used to Estimate Fair Value) (Details) - Employees [Member] - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%	0.00%
Expected term	7 years
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of one ordinary share	$ 4.98	$ 9.56
Expected volatility	57.80%	59.52%
Risk-free interest rate	2.50%	0.55%
Expected term		3 years 3 months
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of one ordinary share	$ 10	$ 10.44
Expected volatility	62.60%	70.48%
Risk-free interest rate	4.20%	1.14%
Expected term		7 years